Intangible assets, net (Schedule of Intangible assets, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 62,070	$ 13,596
Less-accumulated amortization	(12,849)	(7,712)
Intangible assets, net	49,221	5,884
Developed technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	41,133	3,920
Capitalized internal-use software
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	5,857	4,596
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	5,425	2,660
Creative relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	4,252	0
Trade name
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	2,841	1,170
Courses
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	1,312	0
Workforce
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 1,250	$ 1,250